UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21614

Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	September 30

Date of Reporting Period:	June 30, 2008

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund	as of June 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 96.9%

Security	Shares	Value
Aerospace & Defense — 4.4%
Alliant Techsystems, Inc. (2)	15,056	$1,530,894
Ceradyne, Inc. (2)	64,273	2,204,564
General Dynamics Corp.	81,660	6,875,772
Lockheed Martin Corp.	62,915	6,207,194
Precision Castparts Corp.	27,798	2,678,893
Raytheon Co.	79,917	4,497,729
United Technologies Corp.	124,228	7,664,868
		$31,659,914
Auto Components — 0.8%
Johnson Controls, Inc.	212,314	$6,089,166
		$6,089,166
Beverages — 2.2%
Central European Distribution Corp.(2)	25,371	$1,881,260
Coca-Cola Co. (The)	95,492	4,963,674
PepsiCo, Inc.	139,710	8,884,159
		$15,729,093
Biotechnology — 3.0%
BioMarin Pharmaceutical, Inc. (2)	45,322	$1,313,432
Cephalon, Inc. (2)	28,128	1,875,856
Genentech, Inc. (2)	54,816	4,160,534
Genzyme Corp. (2)	99,210	7,145,104
Gilead Sciences, Inc. (2)	108,696	5,755,453
Onyx Pharmaceuticals, Inc. (2)	44,985	1,601,466
		$21,851,845
Capital Markets — 4.3%
Affiliated Managers Group, Inc.(2)	11,834	$1,065,770
Bank of New York Mellon Corp. (The)	278,201	10,524,344
Goldman Sachs Group, Inc.	20,919	3,658,733
Invesco, Ltd.	168,614	4,043,364
Julius Baer Holding AG	32,268	2,170,255
State Street Corp.	37,610	2,406,664
T. Rowe Price Group, Inc.	134,109	7,573,135
		$31,442,265
Chemicals — 1.8%
E.I. Du Pont de Nemours & Co.	64,734	$2,776,441
Ecolab, Inc.	68,130	2,928,909
Monsanto Co.	36,773	4,649,578
PPG Industries, Inc.	48,163	2,763,111
		$13,118,039
Commercial Banks — 1.3%
M&T Bank Corp.	45,712	$3,224,524
Toronto-Dominion Bank	43,458	2,706,130
U.S. Bancorp	114,850	3,203,167
		$9,133,821
Commercial Services & Supplies — 1.3%
Republic Services, Inc.	99,002	$2,940,359
Waste Management, Inc.	166,592	6,282,184
		$9,222,543
Communications Equipment — 3.3%
Cisco Systems, Inc. (2)	435,388	$10,127,125
Juniper Networks, Inc. (2)	115,182	2,554,737
QUALCOMM, Inc.	106,448	4,723,098
Research In Motion, Ltd. (2)	47,484	5,550,880
Riverbed Technology, Inc. (2)	99,444	1,364,372
		$24,320,212

Computer Peripherals — 3.9%
Apple, Inc. (2)	53,386	$8,938,952
Hewlett-Packard Co.	177,680	7,855,233
International Business Machines Corp.	94,858	11,243,519
		$28,037,704
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc. (2)	29,047	$2,344,093
		$2,344,093
Diversified Financial Services — 1.2%
Citigroup, Inc.	89,061	$1,492,662
IntercontinentalExchange, Inc. (2)	12,876	1,467,864
JPMorgan Chase & Co.	177,027	6,073,796
		$9,034,322
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	332,276	$11,194,378
Fairpoint Communications, Inc.	259,535	1,871,247
Qwest Communications International, Inc.	485,310	1,907,268
Verizon Communications, Inc.	188,753	6,681,856
		$21,654,749
Electric Utilities — 2.5%
E.ON AG ADR	110,628	$7,374,463
Edison International	103,343	5,309,763
FirstEnergy Corp.	67,839	5,585,185
		$18,269,411
Electrical Equipment — 1.0%
Emerson Electric Co.	141,120	$6,978,384
		$6,978,384
Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc. (2)	109,646	$3,896,819
		$3,896,819
Energy Equipment & Services — 4.2%
Diamond Offshore Drilling, Inc.	54,768	$7,620,420
NATCO Group, Inc., Class A (2)	48,329	2,635,380
Schlumberger, Ltd.	95,428	10,251,830
Transocean, Inc. (2)	46,199	7,040,266
Willbros Group, Inc. (2)	69,550	3,046,986
		$30,594,882
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	183,831	$7,274,193
Safeway, Inc.	126,206	3,603,181
Wal-Mart Stores, Inc.	165,488	9,300,426
		$20,177,800
Food Products — 1.7%
Campbell Soup Co.	92,172	$3,084,075
H.J. Heinz Co.	54,558	2,610,600
Nestle SA ADR	59,292	6,596,235
		$12,290,910
Health Care Equipment & Supplies — 3.1%
Baxter International, Inc.	51,660	$3,303,140
Boston Scientific Corp. (2)	250,502	3,078,670
Covidien, Ltd.	143,391	6,866,995
Heartware, Ltd. (2)	3,145,346	1,205,800
Medtronic, Inc.	73,694	3,813,665
Thoratec Corp. (2)	122,835	2,136,101
Zimmer Holdings, Inc. (2)	35,245	2,398,422
		$22,802,793
Health Care Providers & Services — 0.5%
DaVita, Inc. (2)	41,433	$2,201,335
Fresenius Medical Care AG & Co. KGaA ADR	29,222	1,603,996
		$3,805,331

Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc., Class A	144,267	$3,785,566
McDonald’s Corp.	120,674	6,784,292
		$10,569,858
Household Products — 2.1%
Colgate-Palmolive Co.	78,513	$5,425,248
Kimberly-Clark Corp.	60,690	3,628,048
Procter & Gamble Co.	104,116	6,331,294
		$15,384,590
Independent Power Producers & Energy Traders — 0.4%
NRG Energy, Inc. (2)	70,810	$3,037,749
		$3,037,749
Industrial Conglomerates — 2.1%
General Electric Co.	558,215	$14,898,758
		$14,898,758
Insurance — 4.0%
Assurant, Inc.	17,812	$1,174,880
Berkshire Hathaway, Inc., Class A (2)	59	7,124,250
Chubb Corp.	75,185	3,684,817
Lincoln National Corp.	34,843	1,579,085
MetLife, Inc.	97,426	5,141,170
Travelers Companies, Inc. (The)	160,846	6,980,716
Zurich Financial Services AG	13,040	3,332,930
		$29,017,848
Internet Software & Services — 2.8%
Akamai Technologies, Inc. (2)	107,408	$3,736,724
Ariba, Inc. (2)	210,930	3,102,780
Google, Inc., Class A (2)	20,790	10,944,272
Omniture, Inc. (2)	123,629	2,295,791
		$20,079,567
IT Services — 1.3%
Accenture, Ltd., Class A	58,263	$2,372,469
MasterCard, Inc., Class A	19,693	5,228,885
Visa, Inc., Class A (2)	23,324	1,896,474
		$9,497,828
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc. (2)	135,987	$7,578,556
		$7,578,556
Machinery — 2.0%
Danaher Corp.	87,544	$6,767,151
Eaton Corp.	36,064	3,064,358
Illinois Tool Works, Inc.	53,517	2,542,593
Titan International, Inc.	60,822	2,166,480
		$14,540,582
Media — 2.6%
Comcast Corp., Class A	406,025	$7,702,294
Omnicom Group, Inc.	86,266	3,871,618
Time Warner, Inc.	499,484	7,392,363
		$18,966,275
Metals & Mining — 1.2%
BHP Billiton, Ltd. ADR	22,053	$1,878,695
Centerra Gold, Inc. (2)	154,064	724,346
Freeport-McMoRan Copper & Gold, Inc., Class B	27,493	3,221,905
Nucor Corp.	36,178	2,701,411
		$8,526,357
Multiline Retail — 0.6%
JC Penney Co., Inc.	58,328	$2,116,723
Nordstrom, Inc.	68,120	2,064,036
		$4,180,759
Multi-Utilities — 1.3%
CMS Energy Corp.	219,864	$3,275,974
Public Service Enterprise Group, Inc.	138,874	6,378,483
		$9,654,457
Office Electronics — 0.3%
Xerox Corp.	167,808	$2,275,476
		$2,275,476

Oil, Gas & Consumable Fuels — 10.8%
Anadarko Petroleum Corp.	113,948	$8,527,868
ConocoPhillips	97,510	9,203,969
Exxon Mobil Corp.	180,200	15,881,026
Goodrich Petroleum Corp. (2)	37,217	3,086,034
Hess Corp.	65,660	8,285,635
Niko Resources, Ltd.	31,187	3,004,502
Occidental Petroleum Corp.	95,297	8,563,388
Patriot Coal Corp. (2)	20,395	3,126,350
Petrohawk Energy Corp. (2)	87,814	4,066,666
Range Resources Corp.	52,669	3,451,926
Williams Cos., Inc.	91,614	3,692,960
XTO Energy, Inc.	110,607	7,577,686
		$78,468,010
Personal Products — 0.9%
Avon Products, Inc.	83,998	$3,025,608
Estee Lauder Cos., Inc., Class A	69,345	3,221,075
		$6,246,683
Pharmaceuticals — 4.9%
Abbott Laboratories	170,699	$9,041,926
Johnson & Johnson	192,853	12,408,162
Merck & Co., Inc.	194,904	7,345,932
Shire PLC ADR	62,885	3,089,540
Wyeth Corp.	71,886	3,447,653
		$35,333,213
Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc.	24,072	$2,146,260
Boston Properties, Inc.	25,241	2,277,243
Public Storage, Inc.	16,383	1,323,583
Simon Property Group, Inc.	28,634	2,573,910
		$8,320,996
Road & Rail — 0.3%
JB Hunt Transport Services, Inc.	57,483	$1,913,034
		$1,913,034
Semiconductors & Semiconductor Equipment — 1.4%
ASML Holding NV	158,532	$3,868,181
Intersil Corp., Class A	90,224	2,194,248
KLA-Tencor Corp.	95,596	3,891,713
		$9,954,142
Software — 2.6%
McAfee, Inc. (2)	65,497	$2,228,863
Microsoft Corp.	465,554	12,807,391
Oracle Corp. (2)	171,253	3,596,313
		$18,632,567
Specialty Retail — 2.0%
Best Buy Co., Inc.	109,824	$4,349,030
Home Depot, Inc.	140,501	3,290,533
Staples, Inc.	297,254	7,059,783
		$14,699,346
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. (2)	90,707	$2,619,618
		$2,619,618
Tobacco — 1.9%
British American Tobacco PLC	80,338	$2,768,821
Philip Morris International, Inc.	227,714	11,246,794
		$14,015,615
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	66,138	$2,556,895
		$2,556,895
Total Common Stocks (identified cost $721,633,419)		$703,422,875

Short-Term Investments — 5.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.28% (3)	$40,464	$40,463,721
Total Short-Term Investments (identified cost $40,463,721)		$40,463,721
Total Investments — 102.5% (identified cost $762,097,140)		$743,886,596

Covered Call Options Written — (2.0)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Abbott Laboratories	705	$52.50	8/16/08	$(144,525)
Accenture, Ltd., Class A	395	40.00	11/22/08	(142,200)
Affiliated Managers Group, Inc.	60	105.00	9/20/08	(19,800)
Agilent Technologies, Inc.	605	35.00	8/16/08	(127,050)
Akamai Technologies, Inc.	770	40.00	8/16/08	(53,900)
Alliant Techsystems, Inc.	60	115.00	8/16/08	(1,950)
Anadarko Petroleum Corp.	690	80.00	8/16/08	(179,400)
Apple, Inc.	410	150.00	7/19/08	(783,100)
Ariba, Inc.	1,385	12.50	8/16/08	(363,562)
ASML Holding NV	890	25.00	10/18/08	(189,125)
Assurant, Inc.	125	70.00	9/20/08	(31,250)
AT&T, Inc.	630	35.00	10/18/08	(84,420)
AvalonBay Communities, Inc.	100	95.00	10/18/08	(50,000)
Avon Products, Inc.	839	40.00	10/18/08	(67,120)
Bank of New York Mellon Corp. (The)	1,085	42.50	9/20/08	(151,900)
Baxter International, Inc.	400	62.50	8/16/08	(124,000)
Best Buy Co., Inc.	460	45.00	9/20/08	(59,800)
BHP Billiton, Ltd. ADR	120	85.00	11/22/08	(108,600)
BioMarin Pharmaceutical, Inc.	125	30.00	10/18/08	(37,500)
Boston Properties, Inc.	160	100.00	7/19/08	(5,600)
Boston Scientific Corp.	1,485	15.00	8/16/08	(11,137)
Campbell Soup Co.	615	35.00	8/16/08	(36,900)
Central European Distribution Corp.	145	65.00	9/20/08	(163,850)
Cephalon, Inc.	130	65.00	8/16/08	(49,400)
Ceradyne, Inc.	245	40.00	9/20/08	(36,750)
Chubb Corp.	80	50.00	7/19/08	(6,800)
Cisco Systems, Inc.	1,415	25.00	7/19/08	(21,225)
Citigroup, Inc.	265	22.50	9/20/08	(8,215)
CMS Energy Corp.	1,070	15.00	9/20/08	(72,225)
Coach, Inc.	490	37.50	8/16/08	(9,800)
Coca-Cola Co. (The)	355	57.50	8/16/08	(10,650)
Colgate-Palmolive Co.	465	75.00	8/16/08	(22,785)
Comcast Corp., Class A	1,830	20.00	10/18/08	(192,150)
ConocoPhillips	730	90.00	8/16/08	(485,450)
Covidien, Ltd.	818	45.00	7/19/08	(269,940)
CVS Caremark Corp.	1,030	45.00	8/16/08	(25,750)
Danaher Corp.	625	85.00	9/20/08	(81,250)
Diamond Offshore Drilling, Inc.	370	135.00	9/20/08	(477,300)
E.I. Du Pont de Nemours & Co.	275	45.00	10/18/08	(48,125)
Eaton Corp.	215	85.00	7/19/08	(77,400)
Edison International	485	52.50	7/19/08	(29,100)
Emerson Electric Co.	920	55.00	9/20/08	(96,600)
Estee Lauder Cos., Inc., Class A	245	45.00	7/19/08	(57,575)
Exxon Mobil Corp.	1,000	90.00	10/18/08	(440,000)
Fairpoint Communications, Inc.	1,320	10.00	9/20/08	(13,200)
FirstEnergy Corp.	445	80.00	7/19/08	(155,750)
Freeport-McMoRan Copper & Gold, Inc., Class B	115	110.00	8/16/08	(159,850)
Genentech, Inc.	270	75.00	9/20/08	(121,500)
General Dynamics Corp.	580	95.00	8/16/08	(23,200)
General Electric Co.	1,450	31.00	9/20/08	(36,250)
Gilead Sciences, Inc.	595	52.50	8/16/08	(160,650)
Goldman Sachs Group, Inc.	30	170.00	7/19/08	(28,020)
Google, Inc., Class A	120	570.00	9/20/08	(252,000)
Hess Corp.	175	110.00	8/16/08	(343,000)
Hewlett-Packard Co.	850	47.50	8/16/08	(54,400)
Home Depot, Inc.	1,405	30.00	8/16/08	(11,240)
Illinois Tool Works, Inc.	190	50.00	9/20/08	(27,550)
IntercontinentalExchange, Inc.	70	160.00	9/20/08	(9,100)
International Business Machines Corp.	465	125.00	7/19/08	(46,500)
Intersil Corp., Class A	495	25.00	7/19/08	(34,650)

Jacobs Engineering Group, Inc.	165	$90.00	7/19/08	$(5,775)
JB Hunt Transport Services, Inc.	574	40.00	8/16/08	(30,135)
JC Penney Co., Inc.	365	47.50	8/16/08	(7,300)
Johnson & Johnson	920	65.00	7/19/08	(69,000)
Johnson Controls, Inc.	430	30.00	10/18/08	(92,450)
JPMorgan Chase & Co.	700	42.50	9/20/08	(50,400)
Juniper Networks, Inc.	540	28.00	10/18/08	(29,700)
KLA-Tencor Corp.	520	42.50	9/20/08	(143,000)
Lincoln National Corp.	110	50.00	10/18/08	(22,000)
Lockheed Martin Corp.	265	105.00	9/20/08	(66,780)
M&T Bank Corp.	145	75.00	10/18/08	(82,650)
Marriott International, Inc., Class A	350	27.50	10/18/08	(68,250)
MasterCard, Inc., Class A	150	310.00	7/19/08	(10,350)
McAfee, Inc.	405	40.00	9/20/08	(24,300)
McDonald’s Corp.	950	60.00	9/20/08	(118,750)
Medtronic, Inc.	545	47.50	8/16/08	(238,710)
Merck & Co., Inc.	650	40.00	10/18/08	(87,750)
MetLife, Inc.	460	60.00	9/20/08	(48,300)
Microsoft Corp.	1,750	28.00	10/18/08	(280,000)
Monsanto Co.	200	110.00	7/19/08	(371,400)
NATCO Group, Inc., Class A	205	55.00	10/18/08	(115,825)
Nordstrom, Inc.	315	35.00	10/18/08	(56,070)
NRG Energy, Inc.	210	42.50	9/20/08	(57,750)
Nucor Corp.	190	75.00	7/19/08	(64,600)
Occidental Petroleum Corp.	605	95.00	8/16/08	(212,960)
Omnicom Group, Inc.	355	45.00	7/19/08	(35,500)
Omniture, Inc.	450	22.50	9/20/08	(51,750)
Onyx Pharmaceuticals, Inc.	155	35.00	8/16/08	(46,500)
Oracle Corp.	1,270	22.50	9/20/08	(88,900)
Patriot Coal Corp.	50	145.00	9/20/08	(118,000)
PepsiCo, Inc.	600	67.50	10/18/08	(96,000)
Petrohawk Energy Corp.	610	45.00	9/20/08	(408,700)
Philip Morris International, Inc.	2,277	55.00	9/20/08	(102,465)
Precision Castparts Corp.	65	105.00	9/20/08	(34,450)
Procter & Gamble Co.	285	62.50	10/18/08	(54,150)
Public Service Enterprise Group, Inc.	850	47.50	9/20/08	(153,000)
QUALCOMM, Inc.	670	42.50	7/19/08	(176,880)
Qwest Communications International, Inc.	2,720	5.00	7/19/08	(13,600)
Range Resources Corp.	265	70.00	9/20/08	(127,200)
Raytheon Co.	630	67.50	8/16/08	(12,600)
Republic Services, Inc.	247	30.00	7/19/08	(11,115)
Research In Motion, Ltd.	365	140.00	9/20/08	(133,225)
Riverbed Technology, Inc.	365	17.50	9/20/08	(27,375)
Rogers Communications, Inc., Class B	405	40.00	7/19/08	(30,375)
Safeway, Inc.	690	35.00	9/20/08	(24,150)
Schlumberger, Ltd.	575	105.00	8/16/08	(437,000)
Shire PLC ADR	200	50.00	10/18/08	(70,000)
Simon Property Group, Inc.	286	105.00	7/19/08	(3,432)
Staples, Inc.	2,190	25.00	9/20/08	(295,650)
State Street Corp.	180	75.00	8/16/08	(13,500)
T. Rowe Price Group, Inc.	755	55.00	7/19/08	(279,350)
Thermo Fisher Scientific, Inc.	1,359	60.00	12/20/08	(312,570)
Time Warner, Inc.	2,845	15.00	10/18/08	(253,205)
Titan International, Inc.	395	40.00	7/19/08	(20,738)
Toronto-Dominion Bank	285	65.00	7/19/08	(14,250)
Transocean, Inc.	220	155.00	8/16/08	(171,600)
Travelers Companies, Inc. (The)	660	45.00	10/18/08	(181,500)
United Technologies Corp.	825	75.00	8/16/08	(12,375)
U.S. Bancorp	595	32.50	9/20/08	(35,700)
Verizon Communications, Inc.	325	35.00	10/18/08	(73,125)
Visa, Inc., Class A	125	85.00	9/20/08	(68,750)
Wal-Mart Stores, Inc.	1,654	60.00	9/20/08	(198,480)
Waste Management, Inc.	885	37.50	10/18/08	(212,400)
Willbros Group, Inc.	579	50.00	9/20/08	(130,275)
Williams Cos., Inc.	700	37.50	8/16/08	(266,000)
Wyeth Corp.	435	45.00	10/18/08	(226,200)
Xerox Corp.	1,385	14.00	10/18/08	(103,875)
XTO Energy, Inc.	989	75.00	8/16/08	(182,965)
Zimmer Holdings, Inc.	130	75.00	9/20/08	(20,150)
Total Covered Call Options Written (premiums received $19,037,947)				$(14,615,269)
Other Assets, Less Liabilities — (0.5)%				$(3,692,013)
Net Assets — 100.0%				$725,579,314

ADR	-	American Depository Receipt

(1)		A portion of each common stock holding has been segregated as collateral for options written.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of June 30, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended June 30, 2008 was $1,075,404.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$762,083,864
Gross unrealized appreciation	$33,296,570
Gross unrealized depreciation	(51,493,838)
Net unrealized depreciation	$(18,197,268)

Written call options activity for the fiscal year to date ended June 30, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	110,709	$25,984,835
Options written	300,822	67,538,944
Options terminated in closing purchase transactions	(314,244)	(68,593,416)
Options expired	(19,775)	(5,892,416)
Outstanding, end of period	77,512	$19,037,947

At June 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 27, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 27, 2008